STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Preferred Shares	Ordinary Shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained Earnings
Balance at Dec. 31, 2011	$ 30,290	$ 41	$ 16	$ 33,908		$ (3,675)
Balance, shares at Dec. 31, 2011		15,958,290	6,550,780
Exercise of options granted to employees	58			58
Exercise of options granted to employees, shares			156,900
Share-based compensation expenses related to option granted to employees	284			284
Net income	7,862					7,862
Balance at Dec. 31, 2012	38,494	41	16	34,250		4,187
Balance, shares at Dec. 31, 2012		15,958,290	6,707,680
Exercise of options granted to employees	159		1	158
Exercise of options granted to employees, shares			311,672
Other comprehensive income (loss)	155				155
Share-based compensation expenses related to option granted to employees	403			403
Net income	6,635					6,635
Balance at Dec. 31, 2013	45,846	41	17	34,811	155	10,822
Balance, shares at Dec. 31, 2013	22,977,642	15,958,290	7,019,352
Exercise of options granted to employees	190		1	189
Exercise of options granted to employees, shares	255,562		255,562
Other comprehensive income (loss)	(488)				(488)
Share-based compensation expenses related to option granted to employees	1,573			1,573
Exercise of warrants for preferred Shares	7,195	1		7,194
Exercise of warrants for preferred Shares, shares		493,360
Conversion of Preferred Shares		(42)	44	(2)
Conversion of Preferred Shares, shares		(16,451,650)	17,062,438
Issuance of ordinary shares upon initial public offering ,net	88,468		17	88,451
Issuance of common stock upon initial public offering, shares			6,164,000
Tax benefit related to exercise of share options and Issuance Expenses	2,270			2,270
Net income	9,954					9,954
Balance at Dec. 31, 2014	$ 155,008		$ 79	$ 134,486	$ (333)	$ 20,776
Balance, shares at Dec. 31, 2014	30,501,352		30,501,352